Filed electronically with the Securities and Exchange Commission on October 9, 2018.

1933 Act File No. 002-36238

1940 Act File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 181	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 165

DEUTSCHE DWS SECURITIES TRUST (FORMERLY DEUTSCHE SECURITIES TRUST) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette

Vice President and Secretary

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Copy to:

John S. Marten

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS CROCI® Sector Opportunities Fund (formerly Deutsche CROCI® Sector Opportunities Fund) — Class A, Class C, Institutional Class, Class S, and Class T
•	DWS Enhanced Commodity Strategy Fund (formerly Deutsche Enhanced Commodity Strategy Fund) – Class A, Class T, Class C, Institutional Class, Class R6, and Class S
•	DWS Health and Wellness Fund (formerly Deutsche Health and Wellness Fund) – Class A, Class C, Institutional Class, Class S, and Class T

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of October 2018.

DEUTSCHE DWS SECURITIES TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	October 8, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	October 8, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 8, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 8, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 8, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	October 8, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	October 8, 2018

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 8, 2018

/s/William McClayton
William McClayton*	Trustee	October 8, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 8, 2018

SIGNATURE	TITLE	DATE

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 8, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 8, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 180, as filed on September 27, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase